Benefit Plans (Narrative) (Details) shares in Millions, $ in Millions	2 Months Ended	12 Months Ended
	Feb. 20, 2017 USD ($)	Dec. 31, 2017	Dec. 31, 2016 USD ($) year	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, number of highest consecutive years of earnings | year			5
Defined benefit plan, final years of employment subject to earnings test			10 years
Weighted average expected long-term rate of return on plan assets			7.00%	7.50%	7.75%
Net asset values			$ 4,824	$ 4,236
Accrued income excluded from plan assets			$ 21	18
Defined contribution plan, employee contribution percentage, minimum			1.00%
Defined contribution plan, employee contribution percentage, maximum			50.00%
Defined contribution plan, minimum age of employees covered			21 years
Defined contribution plan, minimum years of service of employees covered			1 year
Defined contribution plan, employer matching contribution, percentage of employee compensation, maximum			6.00%
Defined contribution plan, employer contribution expense			$ 129	114	$ 103
BB&T Corporation
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, target allocation percentage of assets, maximum			10.00%
U.S. Equity Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, target allocation percentage of assets, minimum			30.00%
Defined benefit plan, target allocation percentage of assets, maximum			50.00%
Net asset values			$ 1,892	$ 1,627
U.S. Equity Securities | BB&T Corporation
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of shares of stock held in pension plan | shares				3.0
Value of stock held in pension plan				$ 113
International Equity Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, target allocation percentage of assets, minimum			11.00%
Defined benefit plan, target allocation percentage of assets, maximum			18.00%
Net asset values			$ 839	712
Fixed Income Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, target allocation percentage of assets, minimum			35.00%
Defined benefit plan, target allocation percentage of assets, maximum			53.00%
Net asset values			$ 1,914	1,631
Alternative Investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, target allocation percentage of assets, minimum			0.00%
Defined benefit plan, target allocation percentage of assets, maximum			14.00%
Net asset values			$ 199	115
Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average expected long-term rate of return on plan assets		7.00%
Qualified Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net asset values			$ 5,044	$ 4,369	$ 4,223
Qualified Plans | Subsequent Event
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discretionary contributions made to the qualified pension plan	$ 260